Expense Example - FidelityCorporateBondFund-AMCIZPRO - FidelityCorporateBondFund-AMCIZPRO - Fidelity Corporate Bond Fund	Oct. 30, 2023 USD ($)
Fidelity Advisor Corporate Bond Fund - Class A
Expense Example:
1 year	$ 476
3 years	639
5 years	816
10 years	1,327
Fidelity Advisor Corporate Bond Fund - Class C
Expense Example:
1 year	257
3 years	486
5 years	839
10 years	1,630
Fidelity Advisor Corporate Bond Fund - Class M
Expense Example:
1 year	482
3 years	657
5 years	847
10 years	1,396
Fidelity Advisor Corporate Bond Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Corporate Bond Fund - Class Z
Expense Example:
1 year	37
3 years	123
5 years	219
10 years	$ 500